DUE FROM FACTOR (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
DUE FROM FACTOR
Schedule of due to/ from factor

	September 30,	December 31,
	2022	2021
Outstanding receivables:	$423,984	$579,295
Without recourse	83,224	361,584
With recourse	182,352	121,617
Advances	(50,779)	(77,208)
Credits due customers	$638,781	$985,288

	December 31,
	2021	2020
Outstanding receivables:
Without recourse	$579,295	$151,158
With recourse	361,584	42,945
Advances	121,617	56,246
Credits due customers	(77,208)	(40,316)
	$985,288	$210,033